Operating Segments and Geographic Information	12 Months Ended
Jun. 30, 2012
Operating Segments and Geographic Information
Operating Segments and Geographic Information

Note 19. Operating Segments and Geographic Information

The Company evaluates its reportable segments in accordance with the authoritative guidance on segment reporting. The Company’s Chief Executive Officer, Thomas Waechter, is the Company’s Chief Operating Decision Maker (“CODM”) pursuant to the guidance. The CODM allocates resources to the segments based on their business prospects, competitive factors, net revenue, and operating results.

JDSU is a leading provider of communications test and measurement solutions and optical products for telecommunications service providers, wireless operators, cable operators, network-equipment manufacturers (“NEMs”), and enterprises. JDSU is also an established leader in developing anti-counterfeiting technologies for currencies and other high value documents and products.  In addition, the Company is leveraging its core networking and optical technology expertise to expand into emerging markets, including high-powered commercial lasers for manufacturing applications and gesture—recognition solutions for consumer electronics.  The major segments the Company serves are:

(i) Communications Test and Measurement Business Segment:

The CommTest segment supplies instruments, software, and services to enable the design, deployment, and maintenance of communication equipment and networks as well as to ensure the quality of services delivered to the end customer. These solutions accelerate the deployment of new products and services that lower operating expenses while improving performance and reliability. Included in the product portfolio are test tools, platforms, software, and services for wireless and fixed networks.

(ii) Communications and Commercial Optical Products Business Segment:

The CCOP segment provides components, modules, subsystems, and solutions used by communications equipment providers for telecommunications and enterprise data communications. These products enable the transmission of video, audio, and text data over high-capacity, fiber-optic cables. The product portfolio includes transmitters, receivers, amplifiers, ROADMs, optical transceivers, multiplexers and demultiplexers, switches, optical-performance monitors and couplers, splitters, and circulators.

This segment also provides a broad laser portfolio that addresses the needs of OEM clients for applications such as micromachining, materials processing, bioinstrumentation, consumer electronics, graphics, medical/dental, and optical pumping. JDSU products include diode, direct-diode, diode-pumped solid-state, fiber, and gas lasers. Additionally, the segment’s PV products include CPV cells and receivers for generating energy from sunlight as well as fiber-optic-based systems for delivering and measuring electrical power.

(iii) Advanced Optical Technologies Business Segment:

The AOT segment provides innovative optical solutions for anti-counterfeiting, authentication and thin film coatings for a range of public- and private-sector markets. These products enhance and manage the behavior of light by using its reflection, absorption, and transmission properties to achieve specific effects such as high reflectivity, antiglare, and spectral filtering. Specific product applications include computer-driven projectors, intelligent lighting systems, office equipment, security products, and decorative surface treatments. AOT also provides multilayer product-security solutions for a number of markets. These solutions deliver overt, covert, forensic and digital product and document verification for protection against counterfeiting and tampering.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. The Company evaluates segment performance based on operating income (loss) excluding unallocated amounts. The Company does not maintain total assets information by reportable segment.

The amounts shown as Corporate consist of certain unallocated corporate-level operating expenses. In addition, the Company does not allocate stock-based compensation, acquisition-related charges and amortization of intangibles, restructuring and related charges, income taxes, or non-operating income and expenses to its segments.

Information on reportable segments is as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010

Net revenue:
Communications Test and Measurement	$755.4	$814.7	$652.2
Communications and Commercial Optical Products	701.6	770.8	499.3
Advanced Optical Technologies	206.0	208.1	205.3
Deferred revenue related to purchase accounting adjustment	(0.6)	(11.7)	(9.5)
Net revenue	$1,662.4	$1,781.9	$1,347.3

Operating income (loss):
Communications Test and Measurement	$98.3	$119.4	$81.5
Communications and Commercial Optical Products	72.0	130.0	33.4
Advanced Optical Technologies	72.6	77.7	83.8
Corporate	(89.0)	(96.1)	(99.6)
Total segment operating income	153.9	231.0	99.1
Unallocated amounts:
Stock based compensation	(48.6)	(40.9)	(42.4)
Acquisition-related charges and amortization of intangibles	(80.0)	(94.6)	(81.9)
(Loss) gain on disposal and impairment of long-lived assets	(1.2)	(1.5)	2.0
Restructuring and related charges	(12.4)	(14.8)	(17.7)
Realignment and other charges	(11.3)	(6.7)	(4.8)
Interest and other income, net	11.2	2.2	8.2
Interest expense	(27.3)	(25.4)	(24.3)
Gain on sale of investments	1.6	3.4	13.1
Income (loss) before income taxes	$(14.1)	$52.7	$(48.7)

The Company operates primarily in three geographic regions: Americas, Europe and Asia-Pacific. The following table presents net revenue and identifiable assets by geographic regions (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Net revenue:
Americas	$833.2	$859.4	$650.0
Europe	400.7	473.8	373.6
Asia-Pacific	428.5	448.7	323.7
Total net revenue	$1,662.4	$1,781.9	$1,347.3

Net revenue was assigned to geographic regions based on the customers’ shipment locations. Net revenue for Americas included net revenue from United States of $673.6 million, $679.1 million and 524.2 million, for the fiscal years ended June 30, 2012, July 2, 2011 and July 3, 2010, respectively, based on customers’ shipment location.

Long-lived assets, namely net property, plant and equipment were identified based on the operations in the corresponding geographic areas.

	Years Ended
	June 30,	July 2,
	2012	2011

United States	$108.1	$115.7
Other Americas	14.0	13.7
China	80.6	61.5
Other Asia-Pacific	32.3	33.5
Germany	10.6	15.3
Other Europe	7.3	9.2
Total long-lived assets	$252.9	$248.9

During fiscal 2012, 2011 and 2010, no customer accounted for more than 10% of net revenue.